Cash and Cash Equivalents - Disclosure of Detailed Information About Cash and Cash Equivalents (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash and banks	$ 188,774,700	$ 233,844,913
Short-term investments and others (Note 15)	2,990,913,013	569,440,882
Cash and cash equivalents	$ 3,179,687,713	$ 803,285,795	$ 328,404,790	$ 260,836,959